Property and Equipment (Details) - Schedule of property and equipment consist - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (419,296)	$ (671,883)
Total property and equipment, net	65,509	260,612
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	412,741	860,433
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	72,064	72,062
Total property and equipment	$ 484,805	$ 932,495